ASEF SUP-3
Statement of Additional Information Supplement dated March 5, 2013
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, Y, R5, R6 and Investor Class shares, as applicable, of the Funds listed below:

Invesco Energy Fund	Invesco Dividend Income Fund
Invesco Gold & Precious Metals Fund
Invesco Leisure Fund
Invesco Technology Fund
The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS - Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Invesco Energy Fund” in Appendix H of the Statement of Additional Information. The following table reflects information as of April 30, 2012 (except as noted):
Investments

		Dollar Range of	Dollar Range of all
	Dollar Range of	Investments in Invesco	Investments in Funds
Portfolio	Investments in each	pooled investment	and Invesco pooled
Manager	Fund[1]	vehicles[2]	investment vehicles[3]
Invesco Energy Fund
Norman MacDonald [4,5]	None	$100,001-$500,000	$100,001-$500,000
Assets Managed

	Other Registered		Other Pooled
	Investment Companies		Investment Vehicles		Other Accounts
Portfolio	Managed (assets in		Managed (assets in		Managed (assets in
Manager	millions)		millions)		millions)
	Number of		Number of		Number of
	Accounts	Assets	Accounts	Assets	Accounts	Assets
Invesco Energy Fund
Norman MacDonald[4]	1	$446.5	2	$344.7	None	None

1	This column reflects investments in a Fund’s shares beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a) (2) under the Securities Exchange Act of 1934, as amended). Beneficial ownership includes ownership by a portfolio manager’s immediate family members sharing the same household.

2	This column reflects portfolio managers’ investments made either directly or through a deferred compensation or a similar plan in Invesco pooled investment vehicles with the same or similar objectives and strategies as the Fund as of the most recent fiscal year end of the Fund.

3	This column reflects the combined holdings from both the “Dollar Range of all Investments in Funds and Invesco pooled investment vehicles” and the “Dollar Range of Investments in each Fund” columns.

4	Mr. MacDonald commenced serving as a Portfolio Manager of Invesco Energy Fund on February 20, 2013. Information has been provided for Mr. MacDonald as of December 31, 2012.

5	Shares of the Funds are not sold in Canada where the portfolio management is domiciled. Accordingly, no portfolio manager may invest in the Funds.

ASEF SUP-3	1

ASEF SUP-3
The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS - Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Invesco Gold & Precious Metals Fund” in Appendix H of the Statement of Additional Information. The following table reflects information as of April 30, 2012 (except as noted):
Investments

		Dollar Range of	Dollar Range of all
	Dollar Range of	Investments in Invesco	Investments in Funds
Portfolio	Investments in each	pooled investment	and Invesco pooled
Manager	Fund[1]	vehicles[2]	investment vehicles[3]
Invesco Gold & Precious Metals Fund
Norman MacDonald[4,5]	None	$100,001-$500,000	$100,001-$500,000
Assets Managed

	Other Registered		Other Pooled
	Investment Companies		Investment Vehicles		Other Accounts
Portfolio	Managed (assets in		Managed (assets in		Managed (assets in
Manager	millions)		millions)		millions)
	Number of		Number of		Number of
	Accounts	Assets	Accounts	Assets	Accounts	Assets
Invesco Gold & Precious Metals Fund
Norman MacDonald[4]	1	$1,336.1	2	$344.7	None	None

1	This column reflects investments in a Fund’s shares beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a) (2) under the Securities Exchange Act of 1934, as amended). Beneficial ownership includes ownership by a portfolio manager’s immediate family members sharing the same household.

2	This column reflects portfolio managers’ investments made either directly or through a deferred compensation or a similar plan in Invesco pooled investment vehicles with the same or similar objectives and strategies as the Fund as of the most recent fiscal year end of the Fund.

3	This column reflects the combined holdings from both the “Dollar Range of all Investments in Funds and Invesco pooled investment vehicles” and the “Dollar Range of Investments in each Fund” columns.

4	Mr. MacDonald commenced serving as a Portfolio Manager of Invesco Gold and Precious Metals Fund on February 20, 2013. Information has been provided for Mr. MacDonald as of December 31, 2012.

5	Shares of the Funds are not sold in Canada where the portfolio management is domiciled. Accordingly, no portfolio manager may invest in the Funds.

ASEF SUP-3	2